Note 16 - Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Dividend Reinvestment Plan [Text Block]
(16)	Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 186,583 in 2021, 180,424 in 2020 and 179,199 in 2019 were sold to participants under the terms of the DRIP.